UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1. Investment Company Act File Number: 811-24092    Date of Notification: July 15, 2026

2. Exact name of Investment Company as specified in registration statement:

Diameter Dynamic Credit Fund

3. Address of principal executive office: (number, street, city, state, zip code)

50 Hudson Yards, Suite 6600A

New York, NY 10001

4. Check one of the following:

A. [X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B. [   ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C. [   ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/Michael Cohn
Michael Cohn
General Counsel

Diameter Dynamic Credit Fund

Repurchase Offer Notice

If You Do Not Want to Sell Your Common Shares at This Time, Please Disregard This Notice. This Is Solely Notification of the Fund’s Repurchase Offer.

July 15, 2026

Dear Shareholder:

We are writing to inform you of important dates relating to the repurchase offer by Diameter Dynamic Credit Fund (the “Fund”). The Fund gives shareholders the opportunity to tender its issued and outstanding common shares of beneficial interest (the “Common Shares”) for repurchase on a quarterly basis since Common Shares are not generally redeemable for cash or traded on a stock exchange. Common Shares may be submitted for repurchase during one of the Fund’s quarterly repurchase offers. If you are not interested in the Fund repurchasing any of your Common Shares at this time, please disregard this notice and take no action. We will notify you again next quarter and mail new documents to be completed in connection with the next repurchase offer.

The repurchase offer period will begin on July 15, 2026, and end August 5, 2026 (at 4:00 p.m. Eastern Time). Repurchase requests for Common Shares may be withdrawn until August 5, 2026 (4:00 p.m. Eastern Time).

Please note that a 2% early repurchase deduction (“Early Repurchase Deduction”) will apply to Common Shares repurchased at any time prior to the day immediately preceding the one-year anniversary of a shareholder’s purchase of the Common Shares. Please refer to the section titled “Early Repurchase Deduction” below and the Fund’s prospectus for additional details, including circumstances under which the Early Repurchase Deduction may be waived.

The repurchase of tendered Common Shares by the Fund is generally a taxable event to common shareholders. Consult your financial advisor or tax advisor for more information.

The Repurchase Request Deadline (defined below) will be strictly observed. If a shareholder fails to submit a repurchase request in good order by the Repurchase Request Deadline, the shareholder will be unable to liquidate Common Shares until a subsequent repurchase offer, and will have to resubmit a repurchase request in the next repurchase offer. Shareholders may withdraw or change a repurchase request with a proper instruction submitted in good form at any point before the Repurchase Request Deadline.

If you wish to tender your Common Shares pursuant to the Repurchase Offer, you can do so in one of the following ways:

●	If your Common Shares are held through a financial intermediary, financial professional, broker/dealer or other nominee (a “financial intermediary”), please ask your financial intermediary to submit a repurchase request for you. You may be charged a transaction fee for this service by your financial intermediary. Please consider processing time that may be needed prior to the Repurchase Request Deadline.

●	If you have a direct shareholder account held with the Fund (i.e., you receive account statements directly from the Fund), please complete, sign and date the accompanying Repurchase Request Form. Your account may require custodial approval (such as accounts held in an IRA) so please check with your custodian if an approval is required. In order to process your request, it must be received in good order by the Fund’s transfer agent, SS&C GIDS, Inc., prior to the Repurchase Request Deadline. Delivery to an address other than that shown on the Repurchase Request Form does not constitute valid delivery.

If you wish to tender any of your Common Shares pursuant to the Repurchase Offer and are unsure where your account is held, refer to your account statement to determine how your Common Shares are registered and whom to contact.

If we may be of further assistance, please contact us by calling one of our dedicated account representatives at (833) 891-0802.

Sincerely,

Diameter Dynamic Credit Fund

Diameter Dynamic Credit Fund Repurchase Offer Statement

●	The Repurchase Offer. Diameter Dynamic Credit Fund (the “Fund”) is offering to repurchase for cash up to five percent (5%) of its Common Shares as of the Repurchase Request Deadline (described below) (the “Repurchase Offer Amount”) at a price equal to the net asset value (“NAV”) of the applicable class of Common Shares as of the close of the New York Stock Exchange (“NYSE”) (normally the Exchange closes at 4:00 p.m. Eastern Time, but it may close earlier on certain days) on the Repurchase Pricing Date (described below) upon the terms and conditions set forth herein, which terms constitute the “Repurchase Offer”.

The purpose of the Repurchase Offer is to provide liquidity to shareholders. The Repurchase Offer is not conditioned upon the tender for repurchase of any minimum number of Common Shares. The Fund currently does not charge a processing fee to repurchase Common Shares. If your Common Shares are held for you by a financial intermediary, such financial intermediary may charge a transaction fee for submitting a repurchase request for you.

●	Net Asset Value. The Net Asset Values of the Fund’s Class A Common Shares (“Class A Shares,” ticker: DDCAX) and Class I Common Shares (“Class I Shares,” ticker: DDCIX) as of close of the NYSE on July 8, 2026 were $10.06 for each Class, per Share, respectively. You must determine whether to tender Common Shares prior to the Repurchase Request Deadline, but the NAVs at which the Fund will repurchase Common Shares will not be calculated until the Repurchase Pricing Date. The NAV of the Common Shares may fluctuate between the date you submit your Repurchase Request and the Repurchase Request Deadline. Please call the Fund at (833) 891-0802 for current NAV information. The Common Shares of the Fund are not traded on any organized market or stock exchange.

●	Repurchase Request Offer Period and Repurchase Request Deadline. This quarter’s Repurchase Offer period begins on July 15, 2026. All tenders of Common Shares for repurchase must be received in proper form by the Fund’s transfer agent, SS&C GIDS, Inc., between July 15, 2026, and before the close of the NYSE on August 5, 2026, unless extended (the “Repurchase Request Deadline”). If you hold your Common Shares through a financial intermediary, you will need to ask your financial intermediary to submit your repurchase request for you by the same deadline. Your financial intermediary will tender your Common Shares to the Fund on your behalf. You should be sure to advise the Fund or your financial intermediary of your intentions in a timely manner. The Repurchase Request Deadline will be strictly observed. If you fail to submit your repurchase request in properly completed form to the Fund’s transfer agent, SS&C GIDS, Inc., or in the form requested by your financial intermediary, by the Repurchase Request Deadline or your financial intermediary fails to submit your request to the Fund’s transfer agent, SS&C GIDS, Inc., by the Repurchase Request Deadline, you will be unable to sell your Common Shares to the Fund until a subsequent Repurchase Offer, and you will have to resubmit your request during that Repurchase Offer. You may withdraw or change your repurchase request at any point before the Repurchase Request Deadline as described below.

●	Repurchase Pricing Date. The Repurchase Pricing Date normally will be on the same date as the Repurchase Request Deadline and the repurchase price will be determined after the close of business on that date or as soon as such determination can be made thereafter (the “Repurchase Pricing Date”). In any event, the Repurchase Pricing Date shall occur no later than the fourteenth (14 th ) calendar day after the Repurchase Request Deadline (or the next business day after such fourteenth (14th) calendar day if the fourteenth (14th) calendar day is not a business day). If the Fund were to use a Repurchase Pricing Date later than the Repurchase Request Deadline, there is risk that the Fund’s NAV per share may fluctuate between those dates.

●	Payment for Common Shares Repurchased. Payment for all Common Shares repurchased pursuant to this Repurchase Offer will be made no later than seven calendar days after the Repurchase Pricing Date (such date of payment, the “Repurchase Payment Deadline”). The Fund expressly reserves the right, in its sole discretion, to delay payment for Common Shares in order to comply in whole or in part with any applicable law. Under no circumstances will the Fund pay interest on the purchase price of the Common Shares to be paid by the Fund, regardless of any delay in making such payment.

●	Change In Number of Common Shares Repurchased. If the number of Common Shares properly tendered for repurchase is more than the Common Shares which the Fund is offering to repurchase, the Fund may, but is not required to, increase the number of Common Shares that the Fund is offering to repurchase by up to 2% of the outstanding Common Shares of the Fund on the Repurchase Request Deadline.

●	Pro Rata Repurchase. If the number of Common Shares properly tendered and not withdrawn prior to the Repurchase Request Deadline exceeds the number of Common Shares that the Fund is offering to repurchase (including the Repurchase Offer Amount and any increase over the Repurchase Offer Amount, if the Fund has elected to increase the number of Common Shares that the Fund is offering to repurchase as described above), the Fund will repurchase the Common Shares tendered on a pro rata basis, provided, that the Fund may accept all Common Shares tendered by persons who own, in the aggregate, fewer than 100 Common Shares and who tender all of their Common Shares, before prorating Common Shares tendered by others. The number of Common Shares each shareholder asked to have repurchased will, as a general rule, be reduced by an equal percentage. If any Common Shares that you wish to tender to the Fund are not repurchased in the Repurchase Offer due to proration, you will have to wait until the next quarterly Repurchase Offer to submit your Common Shares for repurchase by the Fund, and you will have to submit a new Repurchase Request. Any subsequent Repurchase Requests made in future quarterly Repurchase Offers by shareholders whose Common Shares are not repurchased in the Repurchase Offer because of proration will not be given any priority over other shareholders’ requests. Thus, there is a risk that the Fund may not purchase all of the Common Shares you wish to sell in the Repurchase Offer or in any subsequent Repurchase Offer. The NAV of your Common Shares is likely to fluctuate between Repurchase Offers. There is no assurance that you will be able to sell as many of your Common Shares as you desire to sell in the Repurchase Offer or in any subsequent Repurchase Offer.

●	Withdrawal or Modification of Number of Common Shares to be Repurchased. Common Shares submitted pursuant to the Repurchase Offer may be withdrawn or you may change the number of Common Shares submitted for repurchase at any time prior to the close of the NYSE on the Repurchase Request Deadline. If your Common Shares are held for you by your financial intermediary, please consult such person if you wish to modify or withdraw a repurchase request. In the event you decide to modify or withdraw your tender, you should provide your financial intermediary with sufficient notice prior to the Repurchase Request Deadline. If you have a direct account held with the Fund, repurchase requests submitted pursuant to this Repurchase Offer may be modified or withdrawn at any time prior to the Repurchase Request Deadline by submitting written notice to the Transfer Agent at the address specified in this Repurchase Offer, and the Transfer Agent or the Fund must receive notice of a withdrawal or modification before the Repurchase Request Deadline. Common Shares properly withdrawn shall not thereafter be deemed to be tendered for purposes of the Repurchase Offer. However, withdrawn Common Shares may be retendered by following the procedures described herein prior to the Repurchase Request Deadline.

●	Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone the Repurchase Offer only by a vote of a majority of the Board of Trustees, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, and only: (a) if making or effecting the Repurchase Offer would cause the Fund to lose its status as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”); (b) for any period during which the NYSE or any other market in which any securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the Securities and Exchange Commission may by order permit for the protection of Fund shareholders. You will be notified if the Fund suspends or postpones the Repurchase Offer.

●	Tax Consequences. You should review tax information in the Fund’s prospectus and statement of additional information, which describes the tax consequences of investing in the Fund and of participating in the Repurchase Offer. You should consult your tax advisor regarding the tax consequences applicable to you from participating in the Repurchase Offer. Generally, any tender of Common Shares to the Fund may be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the Common Shares have been held by you.

●	Early Repurchase Deduction. The Fund may charge an Early Repurchase Deduction of 2.00%, payable to the Fund, with respect to the repurchase of Common Shares at any time prior to the day immediately preceding the one-year anniversary of a shareholder’s purchase of such Common Shares, on a “first in-first out” basis. The one-year holding period will be satisfied if at least one year has elapsed from (a) the issuance date of the applicable Common Shares to (b) the subscription date immediately following the Repurchase Pricing Date used in the repurchase of such Common Shares. The Early Repurchase Deduction may be waived in certain circumstances as described in the Fund’s prospectus. If your Common Shares are held at a financial intermediary, your intermediary may charge transaction or other fees in connection with your repurchase request.

●	Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of Common Shares will be determined by the Fund in its sole discretion, which determination shall be final and binding on all parties. None of the Fund, the Transfer Agent or any other person will (i) be under any duty to give notification of any defects or irregularities in any notice of withdrawal, or (ii) incur any liability for failure to give any such notification. Any Common Shares timely and properly withdrawn will be deemed not duly tendered for purposes of the Repurchase Offer. The Fund reserves the absolute right to reject any or all tenders of Common Shares determined not to be in appropriate form or to refuse to accept for payment, purchase or pay for any Common Shares if, in the opinion of the Fund’s counsel, accepting, purchasing or paying for such Common Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Repurchase Offer or any defect in any tender of Common Shares whether generally or with respect to any particular Common Share(s) or shareholder(s). The Fund’s interpretations of the terms and conditions of the Repurchase Offer shall be final and binding on all parties. Unless waived, any defects or irregularities in connection with tenders of Common Shares must be cured within such times as the Fund shall determine. Tenders of Common Shares will not be deemed to have been made until the defects or irregularities have been cured or waived. Neither the Fund, the Transfer Agent, its principal underwriter, its investment adviser, nor any other person is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice. None of the Fund, its investment adviser, its principal underwriter nor any other person or entity is or will be obligated to ensure that your financial intermediary submits to you this Repurchase Offer or submits your tender of Common Shares to the Fund on your behalf.

* * *

Neither the Fund, nor its Board of Trustees, its investment adviser or any affiliates of the foregoing makes any recommendation to any shareholder as to whether to tender or refrain from tendering Common Shares. Each Shareholder must make an independent decision whether to tender Common Shares and, if so, how many Common Shares to tender. No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Common Shares pursuant to this Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with the Repurchase Offer other than those contained herein, in the Repurchase Offer Notice, in the Repurchase Request Form or in the Fund’s prospectus.

For a copy of the Fund’s prospectus or for information, visit www.diameterdynamiccredit.com, contact the Fund at (833) 891-0802, or contact your financial intermediary.

REGULAR MAIL:	OVERNIGHT MAIL:

Diameter Capital Partners C/O SS&C PO Box 219070 Kansas City, MO 64121-9070	Diameter Capital Partners C/O SS&C Suite 219070 801 Pennsylvania Avenue Kansas City, MO 64105-1307

DIAMETER DYNAMIC CREDIT FUND REPURCHASE REQUEST FORM MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME, August 5, 2026

REGULAR MAIL:	OVERNIGHT MAIL:

Diameter Capital Partners C/O SS&C PO Box 219070 Kansas City, MO 64121-9070	Diameter Capital Partners C/O SS&C Suite 219070 801 Pennsylvania Avenue Kansas City, MO 64105-1307

If your account is held through a financial intermediary, financial professional, broker/dealer or other nominee (a “financial intermediary”), do not submit this form. Please contact your financial intermediary to submit your repurchase request. None of Diameter Dynamic Credit Fund (the “Fund”), its investment adviser or its principal underwriter nor any other person or entity is or will be obligated to ensure that your financial intermediary submits to you the repurchase offer (the “Repurchase Offer”) or submits your tender of outstanding common shares of beneficial interest (“Common Shares”) to the Fund on your behalf.

This repurchase form is for shareholders who wish to tender Common Shares for repurchase from their account held directly with the Fund. The repurchase price of the Common Shares will be the Fund’s net asset value (“NAV”) of the applicable class as of the close of regular trading on the New York Stock Exchange on the Repurchase Pricing Date. A 2% early repurchase deduction payable to the Fund will be charged with respect to the repurchase of a shareholder’s Common Shares at any time prior to the day immediately preceding the one-year anniversary of a shareholder’s purchase of the Common Shares. Additional information about the Repurchase Offer may be found in the accompanying Repurchase Offer Notice. For more information about the Fund, please visit www.diameterdynamiccredit.com.

Contact Information: Phone: (833) 697-4987 | Website: www.diameterdynamiccredit.com

Please accept this tender of Common Shares as designated below for repurchase at a price equal to their NAV on the Repurchase Pricing Date.

I understand that this quarterly Repurchase Offer is limited to 5% of the outstanding Common Shares of the Fund as of the Repurchase Request Deadline (such amount, the “Repurchase Offer Amount”), and that if shareholders request to repurchase more than the Repurchase Offer Amount, the Fund may repurchase Common Shares on a pro rata basis which may result in the Fund not repurchasing the full amount of the Common Shares that I am requesting.

NAME(S) OF REGISTERED SHAREHOLDERS

ACCOUNT NUMBER	INVESTOR ADDRESS	DAYTIME TELEPHONE NUMBER

COMMON SHARES TENDERED (Check one share class and the number of Common Shares or dollar amount as appropriate)

Class of Common Shares to be Tendered:

[ ]	Class A Shares (DDCAX)	[ ]	Class I Shares (DDCIX)	[ ]

(if tendering more than one share class, please submit a separate form for each share class)

Tender Amount:

[ ]	Full Tender:	Please tender all Common Shares in my account.

[ ]	Partial Tender:	Please tender _____________ Common Shares from my account.

REPURCHASE REQUEST FORM

MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME,

August 5, 2026

[ ]	Dollar Amount:	Please tender enough Common Shares to net $____________.

PLEASE NOTE:

1.	A REPURCHASE REQUEST THAT DOES NOT SPECIFY A FULL REPURCHASE, NUMBER OF COMMON SHARES, OR A DOLLAR AMOUNT WILL BE REJECTED.
2.	THIS FORM MUST BE RECEIVED BY THE TRANSFER AGENT NO LATER THAN 4:00 P.M. EASTERN TIME ON THE REPURCHASE REQUEST DEADLINE. REPURCHASE REQUESTS RECEIVED BY THE TRANSFER AGENT CANNOT BE REVOKED AFTER THE REPURCHASE REQUEST DEADLINE.
3.	ANY REQUEST RECEIVED OUTSIDE OF AN ACTIVE REPURCHASE PERIOD OR REQUESTS FOR FUTURE REPURCHASE PERIODS WILL BE REJECTED.
4.	ALTERATIONS TO THIS FORM ARE PROHIBITED AND THE REQUEST WILL BE REJECTED.
5.	TO PREVENT BACKUP WITHHOLDING PLEASE ENSURE THAT A COMPLETED AND SIGNED APPLICATION FORM OR A FORM W-9 (OR FORM W-8 FOR NON-U.S. SHAREHOLDERS) HAS BEEN SUBMITTED PREVIOUSLY.
6.	CUSTODIAN APPROVAL IS REQUIRED FOR ACCOUNTS HELD THROUGH A CUSTODIAN. REPURCHASE REQUESTS FOR SUCH ACCOUNTS THAT DO NOT INCLUDE BOTH THE INVESTOR SIGNATURE(S) AND CUSTODIAN APPROVAL BY THE REPURCHASE REQUEST DEADLINE WILL NOT BE DEEMED IN GOOD ORDER.
7.	A 2% EARLY REPURCHASE DEDUCTION WILL BE CHARGED WITH RESPECT TO THE REPURCHASE OF COMMON SHARES AT ANY TIME PRIOR TO THE DAY IMMEDIATELY PRECEDING THE ONE-YEAR ANNIVERSARY OF THE SHAREHOLDER’S PURCHASE OF SUCH COMMON SHARES (ON A “FIRST IN-FIRST OUT” BASIS). THE EARLY REPURCHASE DEDUCTION MAY BE WAIVED IN CERTAIN SPECIFIED CIRCUMSTANCES, INCLUDING REPURCHASE REQUESTS ARISING FROM DEATH, QUALIFYING DISABILITY, OR DIVORCE. SEE THE FUND’S PROSPECTUS FOR ADDITIONAL DETAILS.

Payment and Delivery Instructions:

Unless alternative instructions are given below, the check will be issued to the name(s) of the registered shareholder(s) and mailed to the address of record, or credited directly to a predetermined bank account.

Deliver proceeds to (check one): [  ] Address of record via check [  ] Bank account on record Alternative mailing instructions:

Signature and certification:

Your signature(s) below must correspond exactly with the Authorized Person(s) elected on the account.

I acknowledge that:

●	Provision of this form should not be construed to cause Diameter Dynamic Credit Fund, or its affiliates, to become an investment advice fiduciary under ERISA or the Internal Revenue Code.
●	I certify that I am authorized to make these elections and that all information provided is true and accurate.
●	No tax or legal advice has been given to me by the Transfer Agent, the Custodian, the Fund, or any agent of either of them, and that all decisions regarding the elections made on this form are my own.
●	The Custodian is authorized to distribute funds from my account in the manner requested. The Fund may conclusively rely on this certification and authorization without further investigation or inquiry.
●	I assume responsibility for any adverse consequences that may arise from the election(s) and agree that the Fund and its agents shall in no way be responsible, and shall be indemnified and held harmless, for any tax, legal or other consequences of the election(s) made on this form.
●	The payment is to be sent to the registered owner(s) of the Common Shares shown in the registration of the account.
●	By submitting this repurchase request, I (we) accept the Fund’s Repurchase Offer as provided in this form, the accompanying Repurchase Offer Notice, and the Fund’s prospectus.
●	When and to the extent the Fund accepts the Common Shares for repurchase, the Fund will acquire good, marketable and unencumbered title to them, free and clear of all security interests, liens, charges, encumbrances, conditional sales agreements or other obligations relating to their sale or transfer, and not subject to any adverse claim; and on request, the undersigned will execute and deliver any additional documents the Fund deems necessary or desirable to complete the assignment, transfer and repurchase of the Common Shares tendered hereby.
●	Acceptance of Common Shares by the Fund for repurchase will constitute a binding agreement between the undersigned and the Fund upon the terms and subject to the conditions of the Repurchase Offer.

REPURCHASE REQUEST FORM

MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME,

August 5, 2026

●	All authority herein conferred or agreed to be conferred shall survive the death or incapacity of the undersigned and all obligations of the undersigned hereunder shall be binding upon the heirs, personal representatives, successors and assigns of the undersigned. Except as stated in the Repurchase Offer, this tender is irrevocable.

Signature Guarantee:

ALL signatures MUST be guaranteed by an employee of a member firm of a regional or national securities exchange or of the Financial Industry Regulatory Authority, Inc., by an employee of a commercial bank or trust company having an office, branch or agency in the United States or any other "eligible guarantor institution" as that term is defined in Rule 17Ad-15(a)(2) of the Securities Exchange Act of 1934, as amended.

Signature Guaranteed By:

Medallion Signature Guarantee may be required if (i) repurchase proceeds are greater than or equal to $100,000; (ii) proceeds of the repurchase are to be made payable via check to someone other than the registered owner(s) of the Common Shares; or (iii) proceeds are to be made payable as the account is registered but mailed to an address other than the address of record on the account. Please contact the Fund at (833) 697-4987 to determine if a Medallion Signature Guarantee is necessary for your repurchase.

Account Owner Signature:
Date:
Joint Account Owner
Signature (if applicable):
Date:

If Common Shares are registered in the name of a custodian, the custodian of the Common Shares must execute this Repurchase Request Form.

Signature of Custodian

Name of Custodian

Title of Signatory

Date
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